FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 10,857	$ 14,820
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	10,857	14,820
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	7,831	9,295
Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,247	3,170
Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	8
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,087	2,031
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	692	300
Put-option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities		16
Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	4,154	3,770
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	4,154	3,770
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,796	1,050
Less than 1 year | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	95	545
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	8
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,087	2,031
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	176	120
Less than 1 year | Put-option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities		16
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
Less than 1 year | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,416	4,455
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	3,416	4,455
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,671	3,200
1-3 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	423	1,111
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	322	144
1-3 years | Put-option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
1-3 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,482	4,436
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	2,482	4,436
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,013	3,652
3-5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	327	763
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	142	21
3-5 years | Put-option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
3-5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
3-5 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	805	2,159
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	805	2,159
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	351	1,393
More than 5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	402	751
More than 5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	52	15
More than 5 years | Put-option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities		0
More than 5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
More than 5 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	$ 0	$ 0